Long-Term Debt: - Revolving Loans and Term Loans And 6.375% Senior Notes, due 2022 (Details) - Hman Group holdings Inc and subsidiaries - USD ($) $ in Thousands			12 Months Ended
	Nov. 15, 2019	Oct. 01, 2018	Dec. 26, 2020	Apr. 15, 2022	Dec. 28, 2019	Dec. 29, 2018	Aug. 10, 2018	May 31, 2018	Jun. 30, 2014
Debt Instrument [Line Items]
Deferred financing fees			$ 10,862		$ 14,055
Unamortized discount			6,532		8,040
Gross			1,549,792		1,601,632
MinuteKey
Debt Instrument [Line Items]
Face amount of debt							$ 165,000
Senior Term Loan, due 2025
Debt Instrument [Line Items]
Incremental term loan proceeds		$ 365,000
Fixed installments payable per quarter			2,652
Deferred financing fees					14,293
Unamortized discount					9,950
Gross			$ 1,037,044		1,047,653
Senior Term Loan, due 2025 | Adjusted LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)			4.00%
Senior Term Loan, due 2025 | Alternate base rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)			3.00%
Funded term loan
Debt Instrument [Line Items]
Face amount of debt								$ 530,000
Unfunded delayed draw term loan facility
Debt Instrument [Line Items]
Face amount of debt								165,000
Unfunded delayed draw term loan facility | MinuteKey
Debt Instrument [Line Items]
Face amount of debt								165,000
Revolving loans
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 250,000							$ 150,000
Incremental term loan proceeds	$ 100,000
Minimum reserve against borrowing base			$ 30,000
Deferred financing fees			1,412		1,841
Gross			72,000		$ 113,000
Outstanding letters of credit			23,590
Available borrowing capacity			154,410
Revolving loans | United States subsidiary
Debt Instrument [Line Items]
Maximum borrowing capacity			200,000
Revolving loans | Canadian subsidiary
Debt Instrument [Line Items]
Maximum borrowing capacity			$ 50,000
Revolving loans | Expected
Debt Instrument [Line Items]
Minimum remaining outstanding principal amount of 6.375% Senior Notes				$ 50,000
Revolving loans | Adjusted LIBOR | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)			1.25%
Revolving loans | Adjusted LIBOR | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)			1.75%
Revolving loans | Alternate base rate | Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)			0.25%
Revolving loans | Alternate base rate | Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)			0.75%
6.375% Senior Notes, due 2022
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 330,000
Interest rate (as a percent)			6.375%		6.375%	6.375%
Gross			$ 330,000		$ 330,000